Stockholders’ Equity (Details) - Schedule of LiveOne’s Restricted Stock Units Grants - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of LiveOne’s Restricted Stock Units Grants [Abstract]
Number of units granted	265,000	500,000
Weighted-average grant date fair value per share	$ 1.1	$ 4.06